Segment Information: (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating segments:
Aeronautical revenue	$ 9,408,599	$ 5,412,418	$ 9,596,975
Non aeronautical revenue	6,229,896	3,555,227	5,988,470
Revenue for construction services	3,146,166	3,657,086	1,236,193
Total	18,784,661	12,624,731	16,821,638
Operating profit	8,657,674	3,276,176	8,481,295
Total assets	65,830,728	60,411,211
Total liabilities	20,060,672	18,718,005
Exchange rate translation from non-current assets (***)	144,217	800,638	(588,575)
Amortization and depreciation	(1,993,342)	(1,934,766)	(1,836,897)
Operating segments
Operating segments:
Aeronautical revenue	9,408,599	5,412,418	9,596,975
Non aeronautical revenue	6,229,896	3,555,227	5,988,470
Revenue for construction services	3,146,166	3,657,086
Operating profit	8,657,674	3,276,176	8,481,294
Non-current assets	54,277,414	52,695,162	49,670,025
Total assets	65,830,728	60,411,211	57,515,881
Total liabilities	20,060,672	18,718,005	18,744,704
Improvements to assets under concession and acquisition of furniture and equipment in the period	3,676,719	3,328,560	2,614,864
Amortization and depreciation	(1,993,342)	(1,934,766)	(1,836,897)
Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	8,175,710	4,115,664	8,255,982
Non aeronautical revenue	1,004,332	461,502	895,591
Total	9,180,042	4,577,166	9,151,573
Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	1,232,889	1,296,754	1,340,993
Non aeronautical revenue	5,225,564	3,093,725	5,092,879
Revenue for construction services	3,146,166	3,657,086	1,236,193
Total	9,604,619	8,047,565	7,670,065
Aeropuerto de Cancun, S. A. de C. V. | Operating segments
Operating segments:
Aeronautical revenue	4,644,489	2,218,230	4,550,164
Non aeronautical revenue	4,038,222	2,252,157	4,024,354
Revenue for construction services	1,210,514	1,855,747	249,127
Operating profit	5,406,719	2,079,965	5,355,787
Non-current assets	20,142,279	18,899,582	17,533,430
Total assets	26,169,097	22,406,388	21,463,802
Total liabilities	7,480,794	5,557,692	5,383,343
Improvements to assets under concession and acquisition of furniture and equipment in the period	1,535,850	1,720,381	1,076,257
Amortization and depreciation	(546,795)	(487,333)	(463,988)
Aeropuerto de Cancun, S. A. de C. V. | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	4,009,238	1,888,076	3,933,693
Non aeronautical revenue	687,390	319,367	662,485
Total	4,696,628	2,207,443	4,596,178
Aeropuerto de Cancun, S. A. de C. V. | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	635,251	330,154	616,471
Non aeronautical revenue	3,350,832	1,932,790	3,361,869
Revenue for construction services	1,210,514	1,855,747	249,127
Total	5,196,597	4,118,691	4,227,467
Aerostar | Operating segments
Operating segments:
Aeronautical revenue	2,027,188	1,808,102	1,870,428
Non aeronautical revenue	1,394,346	740,450	1,100,573
Revenue for construction services	231,301	353,686	335,148
Operating profit	1,526,642	923,518	1,068,148
Non-current assets	20,330,478	20,229,990	19,454,107
Total assets	22,988,431	21,630,906	20,468,947
Total liabilities	8,876,260	8,934,439	8,807,985
Improvements to assets under concession and acquisition of furniture and equipment in the period	230,344	400,500	376,649
Amortization and depreciation	(740,075)	(746,524)	(659,873)
Aerostar | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	1,588,161	953,715	1,369,066
Non aeronautical revenue	316,942	142,135	233,106
Total	1,905,103	1,095,850	1,602,172
Aerostar | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	439,027	854,387	501,362
Non aeronautical revenue	1,077,404	598,315	867,467
Revenue for construction services	231,301	353,686	335,148
Total	1,747,732	1,806,388	1,703,977
Airplan | Operating segments
Operating segments:
Aeronautical revenue	1,174,762	488,981	1,391,657
Non aeronautical revenue	450,604	296,961	507,076
Revenue for construction services	6,261	6,918	175,998
Operating profit	430,817	(242,234)	441,413
Non-current assets	4,634,795	5,604,037	5,836,603
Total assets	5,556,098	6,090,371	6,573,460
Total liabilities	3,255,579	3,826,600	4,161,205
Improvements to assets under concession and acquisition of furniture and equipment in the period	4,537	6,918	176,335
Amortization and depreciation	(445,236)	(461,563)	(482,130)
Airplan | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	1,142,604	459,655	1,322,648
Total	1,142,604	459,655	1,322,648
Airplan | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	32,158	29,326	69,009
Non aeronautical revenue	450,604	296,961	507,076
Revenue for construction services	6,261	6,918	175,998
Total	489,023	333,205	752,083
Merida | Operating segments
Operating segments:
Aeronautical revenue	467,065	281,659	579,727
Non aeronautical revenue	129,797	90,431	129,527
Revenue for construction services	795,208	728,718	134,104
Operating profit	247,576	95,167	384,115
Non-current assets	3,220,164	2,426,454	1,780,146
Total assets	3,562,271	2,913,304	1,981,396
Total liabilities	30,724	49,910	(27,836)
Improvements to assets under concession and acquisition of furniture and equipment in the period	899,603	570,940	407,684
Amortization and depreciation	(53,733)	(49,427)	(48,371)
Merida | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	429,884	254,210	530,736
Total	429,884	254,210	530,736
Merida | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	37,181	27,449	48,991
Non aeronautical revenue	129,797	90,431	129,527
Revenue for construction services	795,208	728,718	134,104
Total	962,186	846,598	312,622
Villahermosa [member] | Operating segments
Operating segments:
Aeronautical revenue	211,238	132,751	251,468
Non aeronautical revenue	49,410	42,103	58,270
Revenue for construction services	123,936	154,155	57,225
Operating profit	95,027	40,020	152,041
Non-current assets	1,246,279	1,097,864	1,003,909
Total assets	1,456,118	1,345,826	1,301,195
Total liabilities	101,020	78,198	78,227
Improvements to assets under concession and acquisition of furniture and equipment in the period	179,968	118,736	117,405
Amortization and depreciation	(35,601)	(31,897)	(30,693)
Villahermosa [member] | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	191,766	120,688	229,217
Total	191,766	120,688	229,217
Villahermosa [member] | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	19,472	12,063	22,251
Non aeronautical revenue	49,410	42,103	58,270
Revenue for construction services	123,936	154,155	57,225
Total	192,818	208,321	137,746
Holding & service | Operating segments
Operating segments:
Non aeronautical revenue	1,191,810	1,265,920	1,748,731
Revenue for construction services			284,591
Operating profit	546,457	327,631	585,440
Non-current assets	36,791,385	33,164,914	30,598,817
Total assets	37,190,823	33,834,595	31,343,675
Total liabilities	70,852	184,800	244,152
Amortization and depreciation	(1,677)	(6,976)	(7,194)
Holding & service | Operating segments | Transferred over a period time:
Operating segments:
Non aeronautical revenue	1,191,810	1,265,920	1,748,731
Total	1,191,810	1,265,920	1,748,731
Other | Operating segments
Operating segments:
Aeronautical revenue	883,857	482,695	953,531
Non aeronautical revenue	167,517	133,496	169,120
Revenue for construction services	778,946	557,862
Operating profit	404,436	52,109	494,350
Non-current assets	5,754,925	5,029,721	4,628,280
Total assets	6,750,781	5,947,221	5,548,880
Total liabilities	245,443	86,366	97,834
Improvements to assets under concession and acquisition of furniture and equipment in the period	826,417	511,085	460,534
Amortization and depreciation	(170,225)	(151,046)	(144,648)
Other | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	814,057	439,320	870,622
Total	814,057	439,320	870,622
Other | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	69,800	43,375	82,909
Non aeronautical revenue	167,517	133,496	169,120
Revenue for construction services	778,946	557,862	284,591
Total	1,016,263	734,733	536,620
Consolidation adjustments | Operating segments
Operating segments:
Non aeronautical revenue	(1,191,810)	(1,266,291)	(1,749,181)
Revenue for construction services			1,236,193
Non-current assets	(37,842,891)	(33,757,400)	(31,165,267)
Total assets	(37,842,891)	(33,757,400)	(31,165,474)
Total liabilities			(206)
Consolidation adjustments | Operating segments | Transferred over a period time:
Operating segments:
Non aeronautical revenue	(1,191,810)	(1,266,291)	(1,749,181)
Total	$ (1,191,810)	$ (1,266,291)	$ (1,749,181)